General (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
General
Negative cash flows from operating activities	$ 3,076	$ 6,014
Operating loss	$ 4,422	$ 6,485